SCHEDULE OF DEPOSITS HELD BY RELATED PARTY (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jan. 31, 2022	Oct. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Balance, October 31, 2021		$ 486,462
Advances		822,335	3,280,824
Costs and expenses		(755,183)	(2,794,362)
Foreign exchange effect		12,127
Balance, January 31, 2022		565,741	486,462
Related Party A [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, October 31, 2021	[1]	291,481
Advances	[1]	300,000	987,912
Costs and expenses	[1]	(79,793)	(696,431)
Foreign exchange effect	[1]	13,193
Balance, January 31, 2022	[1]	524,881	291,481
Related Party B [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, October 31, 2021	[2]	194,981
Advances	[2]	522,335	2,292,912
Costs and expenses	[2]	(675,390)	(2,097,931)
Foreign exchange effect	[2]	(1,066)
Balance, January 31, 2022	[2]	$ 40,860	$ 194,981

[1]	Related Party A is a company controlled by a director and officer.
[2]	Related Party B is a company controlled by an officer.